Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Key management personnel [Member]
Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties [Line Items]
Current liabilities	$ 447	$ 59
Other related parties [Member]
Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties [Line Items]
Current liabilities